ETP Holders Payable (Tables)	6 Months Ended
Jun. 30, 2026
ETP Holders Payable [Abstract]
Schedule of Fair Market Value of the Company's ETPs

The fair market value of the Company’s ETPs as at June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026	December 31, 2025
Valour AAVE SEK	464,700	616,350
Valour Aerodome SEK	915,631	905,243
Valour Akash SEK	259,274	132,566
Valour Algorand SEK	186,791	152,328
Valour Aptos EUR	996	3,000
Valour Aptos SEK	362,963	857,715
Valour Arweave SEK	111,808	220,187
Valour Arbitrum SEK	89,099	277,287
Valour ASI SEK	850,219	931,407
Valour Avalanche EUR	57,713	142,626
Valour BCIX STOXX USD	273,778	373,434
Valour Avalanche SEK	4,369,138	9,220,824
Valour Binance EUR	51,630	84,953
Valour Binance SEK	564,621	1,156,463
Valour Bitcoin Carbon Neutral EUR	12,468	15,575
Valour Bitcoin Physical Carbon Neutral USD	738,410	889,656
Valour Bitcoin Cash SEK	37,188	83,327
Valour Bitcoin Staking SEK	2,601,274	3,881,877
Valour Bitcoin Zero EUR	12,057,201	20,476,740
Valour Bitcoin Zero SEK	142,922,107	199,124,760
Valour Bittensor SEK	4,166,452	4,879,220
Valour BTC Staking EUR	81,331	54,774
Valour Cardano EUR	78,356	201,420
Valour Cardano SEK	9,631,664	23,005,260
Valour Celestia (Tia) Sek	50,653	50,886
Valour Chainlink SEK	2,360,406	4,260,531
Valour Core SEK	56,696	206,379
Valour Cosmos EUR	5,730	5,112
Valour Cronos (Cro) Sek	81,992	131,790
Valour Curve DAO SEK	857,979	1,391,928
Valour Digital Asset Basket 10 EUR	206,403	476,270
Valour Digital Asset Basket 10 SEK	848,550	1,728,809
Valour Dogecoin EUR	151,903	203,516
Valour Dogecoin SEK	3,533,352	6,295,278
Valour Ethereum Physical Staking USD	154,586	292,932
Valour Enjin EUR	8,824	10,116
Valour Ethena (Ena) Sek	115,975	324,078
Valour Ethereum Zero EUR	1,203,361	2,527,907
Valour Ethereum Zero SEK	35,318,735	58,650,705
Valour Fantom SEK	73,704	292,946
Valour Filecoin SEK	82,425	104,428
Valour Flare SEK	35,212	38,686
Valour Floki SEK	25,714	30,504
Valour Four SEK	4,053	10,248
Valour Hedera EUR	7,753,413	1,181,185
Valour Hedera Physical Staking USD	1,635,356	2,431,247
Valour Hedera SEK	3,671,575	4,672,437
Valour Hyperliquid (Hype) Sek	4,395,597	763,491
Valour ICP SEK	1,670,343	1,938,780
Valour ICP USD	2,202,600	2,845,037
Valour Immutable SEK	55,588	60,145
Valour Injective SEK	1,670,471	1,446,640
Valour Iota SEK	65,104	101,737
Valour Jupiter SEK	565,821	569,432
Valour Kaspa SEK	941,281	1,060,250
Valour KRG BULL BTC X2 SEK	164,329	50,613
Valour KRG BULL ETH X2 SEK	219,224	14,830
Valour Lido SEK	116,505	290,233
Valour Litecoin SEK	84,738	207,192
Valour Mantle (Mnt) Sek	67,501	253,785
Valour Mantra SEK	15,354	30,117
Valour Near SEK	2,976,823	2,479,574
Valour OKB SEK	9,241	29,248
Valour Ondo (Ondo) Sek	1,014,480	614,176
Valour Optimism SEK	28,927	19,050
Valour Pendle SEK	194,895	338,093
Valour Pepe SEK	208,805	137,595
Valour Pi (Pi) Sek	15,023	25,329
Valour Polkadot EUR	31,613	48,121
Valour Polkadot SEK	2,598,526	5,705,512
Valour Polygon SEK	19,099	23,902
Valour PYTH SEK	215,813	276,689
Valour Quant SEK	123,228	70,819
Valour Render EUR	33,157	36,049
Valour Render SEK	2,556,809	2,170,348
Valour Ripple SEK	21,241,475	37,594,228
Valour SEI SEK	667,526	1,810,747
Valour Shiba Inu (Shib) Sek	44,451	51,886
Valour Short BTC SEK	845,666	987,903
Valour Sky SEK	36,327	37,632
Valour Solana EUR	2,672,819	5,795,075
Valour Solana SEK	92,059,449	169,092,078
Valour Stacks SEK	8,362	9,172
Valour Starknet SEK	91,018	216,327
Valour Stellar SEK	1,352,301	724,295
Valour Story SEK	-	7,514
Valour Sui EUR	58,464	174,515
Valour SUI SEK	12,846,097	25,440,018
Valour Tether SEK	174,970	128,098
Valour The Graph SEK	6,480	7,459
Valour Theta SEK	18,002	26,660
Valour Thorchain SEK	95,397	143,906
Valour Toncoin SEK	609,553	721,620
Valour Tron SEK	151,876	99,144
Valour Uniswap EUR	151,055	289,717
Valour Uniswap SEK	970,611	2,020,979
Valour Unus Sed Leo SEK	4,556	5,265
Valour Vechain (Vet) Sek	37,869	52,197
Valour Virtuals SEK	1,195,433	1,172,290
Valour Worldcoin SEK	438,323	950,460
Valour Wormhole SEK	82,790	133,785
	397,243,174	622,304,667